As filed with the U.S. Securities and Exchange Commission on August 10, 2023
Securities Act File No. 333-198603
Investment Company Act File No. 811-22995
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 66	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 67	[X]
(Check appropriate box or boxes.)

TRIMTABS ETF TRUST
(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas
33rd Floor
New York, NY 10105
(Address of Principal Executive Office)

Registrant’s Telephone Number:
212-217-2470

Name and Address of Agent for Service:	With copies to:
Stellar Corporate Services LLC	Fabio Battaglia, Esq.
3500 South Dupont Highway	Joel D. Corriero, Esq.
Dover, County of Kent, Delaware 19901	Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 10, 2023 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [Date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the FCF Absolute Return ETF series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment
Post-Effective Amendment No. 49 (the “Amendment”) relating to the FCF Absolute Return ETF was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “Securities Act”) on March 4, 2022, and was most recently delayed until August 11, 2023 by Post-Effective Amendment No. 65.
This Post-Effective Amendment No. 66 (“PEA 66”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act for the sole purpose of designating September 10, 2023, as the new date upon which the Amendment shall become effective.
This PEA 66 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 50 relating to the FCF Absolute Return ETF and Part C of Post-Effective Amendment No. 57.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 10th day of August 2023.

TRIMTABS ETF TRUST

By:	/s/ Jacob Pluchenik
Jacob Pluchenik
President, Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below on August 10, 2023 by the following persons in the capacities indicated.

Signature	Title
/s/ Jacob Pluchenik	President, Principal Executive Officer and Trustee
Jacob Pluchenik

/s/ Vince (Qijun) Chen	Principal Financial Officer
Vince (Qijun) Chen

/s/ Stephen J. Posner*	Trustee
Stephen J. Posner

/s/ David A. Kelly*	Trustee
David A. Kelly

*By:	/s/ Jacob Pluchenik

*  Signatures affixed by Jacob Pluchenik pursuant to powers of attorney dated November 23, 2022.